SECURED BORROWINGS, Secured Borrowings (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Secured Borrowings [Abstract]
Total secured borrowings, net		$ 1,544,546	$ 1,695,525
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		1,562,910	1,717,483
Unamortized debt discount and loan costs		(18,364)	(21,958)
Total secured borrowings, net	[1]	1,544,546	1,695,525
Accrued interest		6,700	9,200
Secured Borrowings [Member] | Nord LB Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 63,309	$ 65,290
Weighted average interest rate	[2]	2.03%	3.59%
Maturity date		May 14, 2021
Secured Borrowings [Member] | Term Loan [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 374,162	$ 385,364
Weighted average interest rate	[2]	3.44%	4.15%
Maturity date		Aug. 09, 2025
Secured Borrowings [Member] | Magellan Acquisition Limited Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 265,414	$ 278,684
Weighted average interest rate	[2]	3.95%	4.11%
Maturity date		Dec. 08, 2025
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 240,890	$ 272,343
Weighted average interest rate	[2]	4.83%	4.85%
Maturity date		Jun. 15, 2023
Secured Borrowings [Member] | Fly Aladdin Engine Funding Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 41,566	$ 42,339
Weighted average interest rate	[2]	4.95%	4.95%
Maturity date, range start date		Dec. 31, 2021
Maturity date, range end date		Apr. 30, 2022
Secured Borrowings [Member] | Other Aircraft Secured Borrowings [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 577,569	$ 673,463
Weighted average interest rate	[2]	3.49%	4.07%
Maturity date, range start date		Dec. 31, 2020
Maturity date, range end date		Jun. 30, 2028

[1]	As of June 30, 2020 and December 31, 2019, accrued interest on secured borrowings totaled $6.7 million and $9.2 million, respectively.
[2]	Represents the contractual interest rates and effect of derivative instruments and excludes the amortization of debt discounts and debt issuance costs.